Financial Instruments - Investments in Debt Securities (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Debt securities maturities within 1 year	$ 19,693
Debt securities maturities over 1 to 5 years	11,655
Debt securities maturities over 5 to 10 years	2,069
Debt securities maturities after 10 Years	49
Total debt securities	33,466
Western European, Asian and other government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	9,795	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	1,549	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	8	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, total	11,352	[1]
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	3,153	[2]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	4,728	[2]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	1,804	[2]
Available-for-sale securities, debt maturities, over 10 years, fair value	43	[2]
Available-for-sale securities, debt maturities, total	9,729	[2]
U.S. government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	920
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	1,358
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	156
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale securities, debt maturities, total	2,433
Western European, Scandinavian and other government agency debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	1,861	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	214	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	2	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, total	2,078	[1]
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	947	[1]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	352	[1]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[1]
Available-for-sale securities, debt maturities, total	1,299	[1]
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	2
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	2,143
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	33
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale securities, debt maturities, total	2,178
Reverse repurchase agreements [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	875	[3]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	0	[3]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	0	[3]
Available-for-sale securities, debt maturities, over 10 years, fair value	0	[3]
Available-for-sale securities, debt maturities, total	875	[3]
Government National Mortgage Association Certificates and other U.S. Government guaranteed asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	266
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	478
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	19
Available-for-sale securities, debt maturities, over 10 years, fair value	0
Available-for-sale securities, debt maturities, total	763
Other Asset-backed Debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale securities, debt maturities, within 1 year, fair value	490	[4]
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	830	[4]
Available-for-sale securities, debt maturities, over 5 to 10 years, fair value	46	[4]
Available-for-sale securities, debt maturities, over 10 years, fair value	5	[4]
Available-for-sale securities, debt maturities, total	1,370	[4]
Western European and government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	113	[1]
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	0	[1]
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	0	[1]
Held-to-maturity securities, debt maturities, over 10 years, fair value	0	[1]
Held-to-maturity securities, debt maturities, total	113	[1]
Time deposits, corporate debt and other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity securities, debt maturities, within 1 year, fair value	1,270	[2]
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value	5	[2]
Held-to-maturity securities, debt maturities, over 5 to 10 years, fair value	0	[2]
Held-to-maturity securities, debt maturities, over 10 years, fair value	0	[2]
Held-to-maturity securities, debt maturities, total	$ 1,275	[2]

[1]	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.
[2]	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.
[3]	Involving U.S. securities.
[4]	Includes loan-backed, receivable-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans, and receivable-backed securities are collateralized by credit cards receivables. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages. These securities are valued by third party models that use significant inputs derived from observable market data like prepayment rates, default rates, and recovery rates.